Borrowings - Future Payments of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
LONG TERM DEBT BY MATURITY [Abstract]
2016	$ 69
2017	69
2018	69
2019	69
2020	69
2021 and thereafter	375,045
Total borrowings	$ 375,390	$ 375,459